Other (Income) Expense - Summary of Other (Income) Expense (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Disclosure of other income (expense) [abstract]
Interest income	$ (274)	$ (279)	$ (500)	$ (462)
Dividends received	(23)	(18)	(39)	(39)
Guarantee fees - Primero Revolving Credit Facility		(858)		(858)
Fees for contract amendments and reconciliations				(248)
Share of losses of associate			62	201
Impairment loss - investment in associate	1,649		1,649
Foreign exchange loss (gain)	146	26	819	(144)
Loss on fair value adjustment of share purchase warrants held	7	12	7	111
(Gain) loss on fair value adjustment of Kutcho Convertible Note	1,934	(99)	1,063	1,290
Other	(349)		(237)	4
Total other (income) expense	$ 3,090	$ (1,216)	$ 2,824	$ (145)